Deferred income taxes	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Deferred income taxes
15	Deferred income taxes

a)	Reconciliation of total tax recovery

The effective rate on the Corporation’s loss before income tax differs from the expected amount that would arise using the statutory income tax rates. A reconciliation of the difference is as follows:

	2018	2017
	$	$

Loss before income taxes	(21,935)	(12,027)

Income tax rate	30.0%	31.0%

	(6,581)	(3,728)

Effect on income taxes of:
Non-deductible share-based compensation	507	533
Unrecognized deductible temporary difference and carry forward amounts and experimental development expenditures	6,040	3,184
Other non-deductible items	34	11

Income tax recovery	–	–

b)	Deferred income tax

The significant components of the Corporation’s deferred income tax are as follows:

	2018	2017
	$	$
Deferred income tax liabilities:
Intangibles	–	–

Deferred income tax assets:
Non-capital losses	–	–

Net deferred income tax liability	–	–

The following reflects the balance of temporary differences for which no deferred income tax asset has been recognized:

	2018	2017
	$	$

Non-capital losses	63,230	43,719
Scientific research and experimental development expenditures	20,096	13,906
Non-refundable investment tax credits	3,832	2,801
Deductible share issuance costs	2,028	1,846
Long-term debt	7,612	6,243
Property and equipment	725	1,144

c)	Non-capital losses

As at December 31, 2018, the Corporation had approximately $63,230 in losses available to reduce future taxable income. The benefit of these losses has not been recorded in the accounts as realization is not considered probable. These losses may be claimed no later than:

$
For the year ending December 31, 2025	1,000
2026	1,100
2027	1,470
2028	1,770
2029	660
2030	2,640
2031	5,180
2032	4,110
2033	4,270
2034	3,400
2035	7,560
2036	5,100
2037	6,700
2038	18,270
63,230

d)	Scientific research and experimental development expenditures

The Corporation has approximately $20,096 of unclaimed scientific research and development expenditures, which may be carried forward indefinitely and used to reduce taxable income in future years. The potential income tax benefits associated with the unclaimed scientific research and experimental development expenditures have not been recognized in the accounts as realization is not considered probable.

e)	Non-refundable investment tax credits

The Corporation also has approximately $3,832 in non-refundable federal investment tax credits which may be carried forward to reduce taxes payable. These tax credits will be fully expired by 2038. The benefit of these tax credits has not been recorded in the accounts as realization is not considered probable.